Form N-1A Supplement	May 29, 2026
KraneShares Emerging Markets Consumer Technology Index ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

Supplement dated May 29, 2026 to the Fund’s Summary Prospectus, Statutory Prospectus
and Statement of Additional Information, each dated August 1, 2025, as each may be supplemented and amended from time to time.

IMPORTANT NOTICE REGARDING CHANGE IN Investment Policy and Name

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus and Statement of Additional Information.

At a meeting held on May 19-20, 2026, the Board of Trustees of KraneShares Trust approved certain changes to the name, investment objective, investment strategies, and investment policies of the Fund. Accordingly, effective August 1, 2026:

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.